The reporting entity (Details) - segment		12 Months Ended
	Sep. 01, 2021	Dec. 31, 2021
Reporting entity
Number of reportable segments		2
voxeljet America
Reporting entity
Ownership percentage		100.00%
voxeljet UK
Reporting entity
Ownership percentage		100.00%
voxeljet India
Reporting entity
Ownership percentage		100.00%
voxeljet China
Reporting entity
Ownership percentage		70.00%
voxeljet China | MK Technology GmbH
Reporting entity
Ownership interest in associate (as a percent)	15.00%
voxeljet China | Jin Tianshi
Reporting entity
Ownership interest in associate (as a percent)	15.00%